AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.8%
Common Stocks
Aerospace & Defense — 2.8%
TransDigm Group, Inc.	14,732	$6,999,468
Airlines — 0.8%
Alaska Air Group, Inc.	57,113	2,092,049
Auto Components — 2.3%
Dana, Inc.	480,526	5,920,080
Banks — 3.4%
Pinnacle Financial Partners, Inc.	125,768	4,476,083
Signature Bank	51,116	4,242,117
		8,718,200
Capital Markets — 1.1%
Evercore, Inc. (Class A Stock)	41,030	2,685,824
Chemicals — 4.8%
Ashland Global Holdings, Inc.	115,966	8,224,309
Eastman Chemical Co.	51,205	4,000,134
		12,224,443
Commercial Services & Supplies — 3.6%
Republic Services, Inc.	97,452	9,097,144
Consumer Finance — 5.2%
Ally Financial, Inc.	412,860	10,350,400
SLM Corp.	342,965	2,774,587
		13,124,987
Containers & Packaging — 3.3%
Packaging Corp. of America	75,624	8,246,797
Diversified Consumer Services — 2.4%
Adtalem Global Education, Inc.*	245,605	6,027,147
Electric Utilities — 6.7%
Entergy Corp.	93,169	9,179,942
Evergy, Inc.	152,298	7,739,784
		16,919,726
Equity Real Estate Investment Trusts (REITs) — 9.6%
AvalonBay Communities, Inc.	37,969	5,670,290
EPR Properties(a)	139,343	3,831,933
Lamar Advertising Co. (Class A Stock)	83,467	5,523,011
MGM Growth Properties LLC (Class A Stock)	203,771	5,701,513
STAG Industrial, Inc.	117,204	3,573,550
		24,300,297
Food & Staples Retailing — 2.0%
US Foods Holding Corp.*	224,685	4,992,501
Gas Utilities — 1.9%
UGI Corp.	148,144	4,885,789
Health Care Equipment & Supplies — 3.3%
Zimmer Biomet Holdings, Inc.	60,711	8,265,195
Health Care Providers & Services — 5.1%
Encompass Health Corp.	73,339	4,765,568
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	76,299	$8,165,519
		12,931,087
Hotels, Restaurants & Leisure — 4.2%
Marriott Vacations Worldwide Corp.	44,765	4,065,110
Wyndham Destinations, Inc.	215,429	6,626,596
		10,691,706
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	20,853	2,551,782
Insurance — 10.6%
American Financial Group, Inc.	44,225	2,962,190
Arch Capital Group Ltd.*	84,049	2,458,433
Assurant, Inc.	49,902	6,053,611
Axis Capital Holdings Ltd.	119,719	5,272,425
Fidelity National Financial, Inc.	207,415	6,494,164
Markel Corp.*	3,731	3,632,875
		26,873,698
Internet & Direct Marketing Retail — 2.2%
Qurate Retail, Inc. (Class A Stock)	784,611	5,633,507
IT Services — 0.8%
Alliance Data Systems Corp.	49,086	2,060,630
Machinery — 3.2%
Dover Corp.	75,723	8,203,830
Media — 5.0%
Altice USA, Inc. (Class A Stock)*	325,972	8,475,272
Liberty Broadband Corp. (Class C Stock)*	28,898	4,128,657
		12,603,929
Oil, Gas & Consumable Fuels — 3.2%
EQT Corp.	191,562	2,476,897
Equitrans Midstream Corp.	266,410	2,253,828
Murphy Oil Corp.(a)	382,503	3,411,927
		8,142,652
Semiconductors & Semiconductor Equipment — 2.1%
Marvell Technology Group Ltd.	134,981	5,358,746
Specialty Retail — 4.0%
Aaron’s, Inc.	180,760	10,240,054
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)*	118,882	2,994,638

Total Long-Term Investments (cost $236,131,942)		242,785,906
Short-Term Investments — 4.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,960,560	9,960,560
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AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $1,478,964; includes $1,477,775 of cash collateral for securities on loan)(b)(w)	1,479,260	$1,478,965

Total Short-Term Investments (cost $11,439,525)		11,439,525

TOTAL INVESTMENTS—100.3% (cost $247,571,467)		254,225,431

Liabilities in excess of other assets — (0.3)%		(881,681)

Net Assets — 100.0%		$253,343,750

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,418,217; cash collateral of $1,477,775 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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